Goodwill and Identifiable Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Goodwill and Identifiable Intangible Assets.
Schedule of changes in goodwill

(in thousands)
September 30, 2022	$7,535
Measurement period adjustments	238
Foreign currency translation	43
December 31, 2022	$7,816
March 31, 2023	$7,816

Mariadb Corporation Ab
Goodwill and Identifiable Intangible Assets.
Schedule of changes in goodwill

(in thousands)
September 30, 2021	$4,649
Goodwill acquired	3,083
Foreign currency translation	(197)
September 30, 2022	$7,535

Summary of Intangible assets, net

	As of September 30, 2022
	Gross		Net
	Carrying	Accumulated	Book
	Value	Amortization	Value

	(in thousands)
Customer relationships	$711	$(240)	$471
Developed technology	780	(289)	491
Website	251	(205)	46
Other intangible assets	150	(38)	112
Total intangible assets	$1,892	$(772)	$1,120

	As of September 30, 2021
	Gross		Net
	Carrying	Accumulated	Book
	Value	Amortization	Value

	(in thousands)
Customer relationships	$590	$(179)	$411
Developed technology	340	(207)	133
Website	251	(153)	98
Other intangible assets	97	(33)	64
Total intangible assets	$1,278	$(572)	$706

Summary of Amortization expense in the accompanying consolidated statements of operations and comprehensive loss

	Year Ended September 30,
	2022	2021

	(in thousands)
Research and development expenses	$43	$—
Sales and marketing expenses	52	59
General and administrative expenses	129	140
Total amortization expense	$224	$199

Summary of amortization expense related to the intangible assets

Future Intangible Asset
Amortization Expenses
(in thousands)
2023	$310
2024	212
2025	192
2026	162
2027	146
Thereafter	98
Total future amortization expense	$1,120